N-2	Jul. 08, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0002081119
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	RoboStrategy, Inc.
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%	[1]
Other Transaction Expense 2 [Percent]	0.00%	[2]
Annual Expenses [Table Text Block]

FEES AND EXPENSES

The following table is intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. The expenses shown in the table under “Annual expenses” are based on estimated amounts for our current fiscal year. The following table should not be considered a representation of our future expenses. Actual expenses may be greater or less than shown. Except where the context suggests otherwise, whenever this Prospectus contains a reference to fees or expenses paid by “us” or “the Fund” or that “we” will pay fees or expenses, you will indirectly bear these fees or expenses as an investor in the Fund.

Annual expenses	Percentage of Net Assets Attributable to Common Stock
Management Fee	2.50%(1)
Interest Payments on Borrowed Funds	0.00%(2)
Acquired Fund Fees and Expenses	0.07%(3)
Other Expenses	1.41%(4)
Current Income Tax Expense	0.00%(5)
Deferred Income Tax Expense	0.00%(6)
Total Annual Expenses	3.98%
1.	Under the Advisory Agreement we will pay the Adviser a Management Fee, payable monthly, in an amount equal to 2.50% of our average gross assets at the end of the two most recently completed calendar months. For purposes of the Advisory Agreement, the term “gross assets” includes assets purchased with borrowed amounts. The Management Fee reflected in the table is estimated for the Fund’s current fiscal year. Additionally, this estimate is calculated by determining the ratio that the Management Fee bears to our net assets attributable to common stock (rather than our gross assets).
2.	The Fund does not intend to incur leverage within the next twelve months.
3.	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The amount under this line item is estimated for the current fiscal year.
4.	Other expenses includes accounting, valuation, legal and auditing fees of the Fund, organizational costs, expenses related to the Fund’s distribution reinvestment plan, as well as fees paid to the Administrator, the transfer agent, the custodian and the Directors. Other expenses are estimated for the current fiscal year.

5.	The Fund anticipates being treated as a corporation for U.S. federal income tax purposes for its initial taxable year ending August 31, 2026. Because the Fund does not generally expect to receive interest or dividend income from its investments, the Fund does not expect to incur income tax expense for the current fiscal year.

6.	Deferred income tax expense relates to the tax effect of unrealized appreciation or depreciation on the Fund’s investments resulting from the Fund being treated as a corporation for U.S. federal income tax purposes for its initial taxable year. The Fund is not able to estimate any deferred income tax expense that may be incurred in future years.

Management Fees [Percent]	2.50%	[3]
Interest Expenses on Borrowings [Percent]	0.00%	[4]
Acquired Fund Fees and Expenses [Percent]	0.07%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.41%	[6]
Net Expense over Assets [Percent]	3.98%
Expense Example [Table Text Block]

The following example demonstrates the projected dollar amount of total cumulative expenses over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed we would have no additional leverage and that our annual operating expenses would remain at the levels set forth in the table above.

Example	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$ 40	$ 127	$ 224	$ 523

Expense Example, Year 01	$ 40
Expense Example, Years 1 to 3	127
Expense Example, Years 1 to 5	224
Expense Example, Years 1 to 10	$ 523

[1]	The Fund anticipates being treated as a corporation for U.S. federal income tax purposes for its initial taxable year ending August 31, 2026. Because the Fund does not generally expect to receive interest or dividend income from its investments, the Fund does not expect to incur income tax expense for the current fiscal year.
[2]	Deferred income tax expense relates to the tax effect of unrealized appreciation or depreciation on the Fund’s investments resulting from the Fund being treated as a corporation for U.S. federal income tax purposes for its initial taxable year. The Fund is not able to estimate any deferred income tax expense that may be incurred in future years.
[3]	Under the Advisory Agreement we will pay the Adviser a Management Fee, payable monthly, in an amount equal to 2.50% of our average gross assets at the end of the two most recently completed calendar months. For purposes of the Advisory Agreement, the term “gross assets” includes assets purchased with borrowed amounts. The Management Fee reflected in the table is estimated for the Fund’s current fiscal year. Additionally, this estimate is calculated by determining the ratio that the Management Fee bears to our net assets attributable to common stock (rather than our gross assets).
[4]	The Fund does not intend to incur leverage within the next twelve months.
[5]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The amount under this line item is estimated for the current fiscal year.
[6]	Other expenses includes accounting, valuation, legal and auditing fees of the Fund, organizational costs, expenses related to the Fund’s distribution reinvestment plan, as well as fees paid to the Administrator, the transfer agent, the custodian and the Directors. Other expenses are estimated for the current fiscal year.